Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10-K) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Federal income taxes at 21% and 34%, respectively	$ (2,607,000)	$ (1,915,000)
State income taxes, net	(867,000)	(446,000)
Permanent differences and other	450,000	345,000
Other true ups, if any	(23,000)	(206,000)
Change in federal tax rate		3,560,000
Change in valuation allowance	(3,047,000)	(1,338,000)
Provision for income taxes